Income Taxes - Schedule of Effective Income Tax Rate U.S. Federal Statutory Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax rate, Amount	$ (17,242,789)	$ (4,140,453)
U.S. federal statutory income tax rate, Percentage	21.00%	21.00%
State and local income taxes, net of federal benefit, Amount		$ (1,355,110)
State and local income taxes, net of federal benefit, Percentage	0.00%	6.87%
Changes in valuation allowances, Amount	$ 17,242,789	$ 5,495,563
Changes in valuation allowances,, Percentage	(21.00%)	(27.87%)
Effective income tax expense (benefit), Amount
Effective income tax expense (benefit), Percentage	0.00%	0.00%